FINANCIAL INSTRUMENTS, FINANCIAL RISKS AND CAPITAL MANAGEMENT (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
United States dollars [Member]
Statement1 [Line Items]
Impact on profit or loss in foreign currency strengthen by 10%	$ 54	$ 160
South africa rands [Member]
Statement1 [Line Items]
Impact on profit or loss in foreign currency strengthen by 10%	$ (488)	$ (40)